Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The New Economy Fund
Entity Central Index Key	0000719608
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
The New Economy Fund - Class A
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class A
Trading Symbol	ANEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the f
und
costs for the last six months?
(based on a hy
pot
het
ica
l $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.73% *
*Ann
ua
lized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund s ta tistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio ho ld ings by sector (percent of net assets)
The New Economy Fund - Class C
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class C
Trading Symbol	ANFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hy
pothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.49% *
*Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund sta tis tics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (p erc ent of net assets)
The New Economy Fund - Class T
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class T
Trading Symbol	TNEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hy
pot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 25	0.49% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fun d statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of n e t assets)
The New Economy Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class F-1
Trading Symbol	ANFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(b
as
ed on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.79% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund stat is tics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (perc e nt of net assets)
The New Economy Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class F-2
Trading Symbol	NEFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hy
poth
etic
al
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 26	0.52% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fu n d statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (perc e nt of net assets)
The New Economy Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class F-3
Trading Symbol	FNEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 20	0.40% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-A
Trading Symbol	CNGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 38	0.76% *
*Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (p er cent of net assets)
The New Economy Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-C
Trading Symbol	CNGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 76	1.52% *
*Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.52%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-E
Trading Symbol	CNGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 51	1.01% *
*Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-T
Trading Symbol	TENEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 27	0.54% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-F-1
Trading Symbol	CNGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 30	0.59% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-F-2
Trading Symbol	FNEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-F-3
Trading Symbol	FNNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 23	0.45% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-1
Trading Symbol	RNGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 75	1.49% *
*Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-2
Trading Symbol	RNGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 75	1.50% *
*Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-2E
Trading Symbol	RNNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 60	1.20% *
*Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-3
Trading Symbol	RNGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 53	1.05% *
*Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-4
Trading Symbol	RNGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.75% *
*Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-5E
Trading Symbol	RNGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 28	0.56% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-5
Trading Symbol	RNGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 23	0.46% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-6
Trading Symbol	RNGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 20	0.40% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 36,215,000,000
Holdings Count | Holding	209
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 36,215
Total number of portfolio holdings	209
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.